Trade Accounts Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Trade Accounts Receivables and Other Current Assets

12) Trade Accounts Receivables and Other Current Assets

(a) Trade Accounts Receivables

Trade accounts receivable are presented net of provisions for doubtful accounts. As of December 31, 2015 and 2014, there was no provision for doubtful accounts.

(b) Other Current Assets

Other current assets consist of the following:

	Year Ended December 31,
(U.S. Dollars in thousands)	2015	2014
Insurance claims for recoveries	—	189
Refund of value added tax	596	453
Prepaid expenses	707	464
Current portion of deferred debt issuance cost	1,149	1,149
Other receivable	497	1,703

Total other current assets	$2,949	$3,958